SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	$ 117,000	$ 174,000
Accumulated Amortization	(667,000)	(611,000)
Core Deposit [Member]
Finite-Lived Intangible Assets [Line Items]
Carrying Amount	117,442	173,828
Accumulated Amortization	$ (667,163)	$ (610,777)